Bank Properties and Equipment - Summary of Bank Properties and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	$ 74,401	$ 84,418
Accumulated depreciation	(42,805)	(44,263)
Bank properties and equipment, net	31,596	40,155
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	7,011	8,060
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	22,715	27,293
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	8,630	8,630
Leasehold Improvements and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	$ 36,044	$ 40,435